Derivative financial instruments	12 Months Ended
Dec. 31, 2018
Derivative financial instruments [abstract]
Derivative financial instruments
14	Derivative financial instruments

Details of derivative financial instruments are as follows:

	As at 31 December
	2018	2017
Derivative financial assets
－Hedging instruments for cash flow hedge (fuel swap contracts)	25,629	330,966
－Hedging instruments for cash flow hedge (exchange forward contracts)	9,062	-
－Financial instruments at fair value through profit or loss (fuel swap contracts)	-	2,726
－Financial instruments at fair value through profit or loss (exchange forward swap contracts)	14	-

Total	34,705	333,692

Less: non-current portion
－Hedging instruments for cash flow hedge (fuel swap contracts)	2,543	75,328
－Hedging instruments for cash flow hedge (exchange forward contracts)	3,427	-

Total non-current portion	5,970	75,328

Current portion	28,735	258,364

Derivative financial liabilities
－Hedging instruments for cash flow hedge (fuel swap contracts)	357,088	11,794
－Hedging instruments for cash flow hedge (exchange forward contracts)	21,335	68,102
－Hedging instruments for cash flow hedge (interest rate swap contracts)	149,117	130,643
－Financial instruments at fair value through profit or loss (fuel swap contracts)	17,705	125
－Financial instruments at fair value through profit or loss (exchange forward swap contracts)	47	-

Total	545,292	210,664

Less: non-current portion
－Hedging instruments for cash flow hedge (fuel swap contracts)	78,587	2,026
－Hedging instruments for cash flow hedge (exchange forward contracts)	4,384	21,745
－Hedging instruments for cash flow hedge (interest rate swap contracts)	144,999	124,715
－Financial instruments at fair value through profit or loss (fuel swap contracts)	3,338	-

Total non-current portion	231,308	148,486

Total current portion	313,984	62,178

For the years ended 31 December 2017 and 2018, no material ineffective portion was recognised in the profit or loss arising from cash flow hedges.

The Company uses an interest rate swap contract to hedge its interest rate risk against one of its variable rate loans. The notional principal amount of the outstanding interest rate swap contract at 31 December 2018 was US$144 million (RMB equivalents of RMB988 million) (2017: US$176 million (RMB equivalents of RMB1,150 million)). Through this arrangement, the Company pays an annual fixed interest of 4.40% while the original annual floating interest expense (6-month LIBOR+1%) attached in the loan is offset by the receivable leg of the interest rate swap. Such a swap is settled on a quarterly basis from September 2009 to September 2019.

TPG uses exchange forward contracts to hedge its foreign exchange risk arising from highly probable forecast purchase transactions. It also uses fuel oil swap contracts to hedge its fuel price risk arising from highly probable forecast purchases of fuel purchases.

TPG uses various interest rate swap contracts to hedge floating semi-annual interest payments on borrowings with maturity dates up to 2020. TPSTMWR also uses various interest rate swap contracts to hedge floating quarterly interest payments on borrowings with maturity dates up to 2044. The notional principal amount of these outstanding interest rate swap contracts at 31 December 2018 was S$992 million (RMB equivalents of RMB4,968 million) (2017: S$1,069 million (RMB equivalents of RMB5,220 million)). Through these arrangements, TPG swaps original floating interest (6-month SOR) to annual fixed interest determined by individual swap contracts. Such swap contracts are settled semi-annually from September 2011 to March 2020. TPSTMWR swaps original floating interest (3-month SOR) to annual fixed interest determined by individual swap contracts. Such swap contracts are settled quarterly from September 2018 to June 2044. As at 31 December 2018, these interest rate swap contracts are carried on the consolidated statements of financial position as financial liability of RMB145 million (2017: financial liability of RMB108 million).

The analysis of contractual cash inflows/(outflows) of major derivative financial instruments are as follows:

	Cash flows
	Carrying amounts	Contractual cash flows	Within 1 year	Between 1 and 5 years	After 5 years

As at 31 December 2018
Derivative financial assets
Fuel derivatives used for hedging (net settlement)	25,629	25,629	23,086	2,543	-

Forward exchange contracts used for hedging
- inflows		744,936	534,355	210,581	-
- outflows		(730,691)	(526,988)	(203,703)	-
	9,062	14,245	7,367	6,878	-

Forward exchange contracts that do not qualify as hedges (net settlement)	14	12	12	-	-

Derivative financial liabilities
Fuel derivatives used for hedging (net settlement)	357,088	(357,088)	(278,501)	(78,587)	-

Forward exchange contracts used for hedging
- inflows		2,425,238	2,059,061	366,177	-
- outflows		(2,433,994)	(2,069,218)	(364,776)	-
	21,335	(8,756)	(10,157)	1,401	-
Net-settled interest rate swaps used for hedging
- net cash inflows/(outflows)	149,117	(151,975)	(37,769)	(47,562)	(66,644)

Fuel derivatives that do not qualify as hedges (net settlement)	17,705	(17,705)	(14,366)	(3,339)	-

Forward exchange contracts that do not qualify as hedges (net settlement)	47	(32)	(32)	-	-

	Cash flows
	Carrying amounts	Contractual cash flows	Within 1 year	Between 1 and 5 years	After 5 years

As at 31 December 2017
Derivative financial assets
Fuel derivatives used for hedging (net settlement)	330,966	330,966	255,638	75,328	-

Fuel derivatives that do not qualify as hedges (net settlement)	2,726	2,726	2,726	-	-

Derivative financial liabilities
Fuel derivatives used for hedging (net settlement)	11,794	(11,794)	(9,768)	(2,026)	-

Forward exchange contracts used for hedging
- inflows		2,509,363	2,041,812	467,551	-
- outflows		(2,568,034)	(2,083,441)	(484,593)	-
	68,102	(58,671)	(41,629)	(17,042)	-
Net-settled interest rate swaps used for hedging
- net cash inflows/(outflows)	130,643	(154,367)	(82,533)	(71,834)	-

Fuel derivatives that do not qualify as hedges (net settlement)	125	(125)	(125)	-	-